23 Post-employment Benefits (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Variable Income [member]
Disclosure of defined benefit plans [line items]
Legal limit	70.00%
Healthcare Plan [member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	68 years 1 month 6 days
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Average age of inactive participants	67 years 2 months 12 days
Plan III [member]
Disclosure of defined benefit plans [line items]
Surplus	R$ 91,218
Contributions of all active employees	67,515	R$ 70,564
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Surplus	R$ 908,294